Commitments and Contingencies - annual minimum future lease payments - (Details) - SUNLIGHT FINANCIAL LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Aggregate annual minimum future lease payments
2021	$ 1,099
2022	1,010
2023	680
2024	699
2025	335
Operating lease liability payments due	3,823
Total lease expense	$ 1,100	$ 1,000